Commitments and Contingencies (Details Narrative)									3 Months Ended				9 Months Ended		12 Months Ended
	Jun. 06, 2025 USD ($)	Sep. 23, 2024 USD ($) shares	Sep. 19, 2024 USD ($) shares	Sep. 13, 2024 USD ($) Integer	Sep. 09, 2024 USD ($) shares	Sep. 06, 2024 shares	Aug. 26, 2024 USD ($) shares	Feb. 02, 2024 USD ($) shares	Sep. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Aug. 08, 2025 shares	Feb. 04, 2025 USD ($)	Dec. 30, 2024 shares	Dec. 18, 2024 shares	Mar. 26, 2024 USD ($)	Feb. 05, 2024 USD ($)	Dec. 14, 2023 USD ($) shares	Nov. 08, 2023 USD ($)
Loss Contingencies [Line Items]
Leases operating lease remaining lease term									2 years 29 days				2 years 29 days		2 years 9 months 29 days
Stock issued during period value new issues										$ 329,996		$ 300,000
Common stock, shares authorized | shares									275,000,000				275,000,000		275,000,000	275,000,000							350,000,000
Gain on extinguishment											$ 152,782		$ 4,488,627	$ 680,762	$ 680,762
Debt instrument, face amount																							$ 3,500,000
Addendum to letter agreements															where the Company agreed to pay the fees owed under the Roth Agreement and 7GC Agreement by (1) issuing to Roth 350 shares and amending the Company’s registration statement on Form S-1 filed with the SEC on December 29, 2023 to include the initial 350 shares to be issued, and 12,000 shares that may be issued as additional shares, as defined in the Addendum, to Roth, and (2) on or before June 30, 2024, the Company shall pay to Roth an amount in cash equal to $300,000 (the “Cash Fee”); provided that, if, as a result of the Company’s cash position at such time, the Company determines in its reasonable discretion that the cash payment should not be made in cash, then the Company may elect to satisfy the cash payment by issuing to Roth, within three business days of such date, additional shares.
Shares issued for acquisition													$ 2,677,480		$ (82,219)
Common Class A [Member]
Loss Contingencies [Line Items]
Common stock, shares authorized | shares									250,000,000				250,000,000		250,000,000	250,000,000							250,000,000
Common Class A [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Debt instrument, face amount																		$ 16,666
Maximum [Member]
Loss Contingencies [Line Items]
Common stock, shares authorized | shares									275,000,000				275,000,000		275,000,000
Maximum [Member] | Pre Funded Warrant [Member]
Loss Contingencies [Line Items]
Warrants issued | shares		30,470
Maximum [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Warrants issued | shares		56,555
Repayment Agreement [Member] | Common Class A [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Common stock, shares authorized | shares																	130,000
Payment To Act On [Member]
Loss Contingencies [Line Items]
Liquidated damages	$ 500,000
Additional interest and extension fees	$ 882,030
Amount owed									$ 1,382,030				$ 1,382,030
Roth Addendum To Letter Agreements [Member]
Loss Contingencies [Line Items]
Shares issued to GEM, shares | shares						3,529		350
Gain on extinguishment															$ 0
Stock issued during period shares additional shares | shares								12,000
Roth Addendum To Letter Agreements [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Shares issued for acquisition								$ 300,000
Activate Agreement [Member]
Loss Contingencies [Line Items]
Gain on extinguishment															130,500
Payable for services															$ 261,200
Agreed to write off percentage															50.00%
Yorkville Standby Equity Purchase Agreement [Member]
Loss Contingencies [Line Items]
Debt instrument, face amount																					$ 1,500,000	$ 1,000,000
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Common stock, shares authorized | shares																			65,000	63,000
Purchase of common shares requested | shares															65,000
Yorkville Standby Equity Purchase Agreement [Member] | Maximum [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Outstanding obligation to sell | shares															65,000
MZHCI, LLC [Member]
Loss Contingencies [Line Items]
Restricted shares issued | shares							2,400
Investor relations services amount paid							$ 12,500
Effective agreement period							6 months
Agreement renew period							6 months
Period of written notice for termination prior to renewal of agreement							60 days
Annual cost of living adjustment							5.00%
MZHCI, LLC [Member] | Investor Relations Consulting Agreement [Member]
Loss Contingencies [Line Items]
Restricted shares issued | shares							2,400
Investor relations services amount paid							$ 12,500
Annual cost of living adjustment, percentage							5.00%
Effective agreement period							6 days
Agreement renew period							6 days
Period of written notice for termination prior to renewal of agreement							60 days
Shares issued to GEM, shares | shares					24,000		2,400
Perkins Coie LLP [Member] | Perkins Repayment Agreement [Member]
Loss Contingencies [Line Items]
Stock issued during period value new issues					$ 1,385,000
Registration rights agreement, required filing term					60 days
Perkins Coie LLP [Member] | Perkins Repayment Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Shares issued to GEM, shares | shares					46,000
Perkins Coie LLP [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Shares issued to GEM, shares | shares															60,000
Stock issued during period value new issues					$ 1,385,000
Registration rights agreement, required filing term					60 days
Stock issued | shares															60,000
Perkins Coie LLP [Member] | Repayment Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Shares issued to GEM, shares | shares					46,000
Cooley LLP [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Debt instrument frequency of periodic payment			11
Debt instrument periodic payment			$ 36,300
Debt instrument date of first required payment			Oct. 01, 2024
Gain on extinguishment			$ 0										1,100,000
Cooley LLP [Member] | Repayment Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Debt instrument fee amount			400,000
Cooley LLP [Member] | Repayment Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Debt instrument fee amount			$ 1,523,029
Cohn Reznick LLP [Member] | Settlement Letter [Member]
Loss Contingencies [Line Items]
Debt instrument frequency of periodic payment			15
Debt instrument periodic payment			$ 30,000
Gain on extinguishment			0
Debt instrument, face amount			817,400
Receiptable amount			$ 450,000
Cohn Reznick LLP [Member] | Settlement Letter [Member] | Accrued Expenses and Other Current Liabilities [Member]
Loss Contingencies [Line Items]
Debt instrument, face amount									577,400				577,400
Sidley Austin LLP [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Debt instrument frequency of periodic payment			12
Gain on extinguishment			$ 0	$ 0
Unpaid fee description			Unpaid Fee on a 2 for 1 basis, such that for every one dollar ($1.00) paid by Company, Sidley shall reduce the Sidley Unpaid Fee Amount by an additional two dollars ($2.00)
Shortfall accrue interest rate			12.00%
Sidley Austin LLP [Member] | Repayment Agreement [Member] | Asc [Member]
Loss Contingencies [Line Items]
Gain on extinguishment													3,200,000
Sidley Austin LLP [Member] | Repayment Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Debt instrument fee amount			$ 1,605,326
Sidley Austin LLP [Member] | Repayment Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Debt instrument fee amount			4,815,979
Donnelley Financial LLC [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Debt instrument frequency of periodic payment				12 monthly installments
Debt instrument periodic payment				$ 45,000
Gain on extinguishment				$ 0
Number of installments remaining | Integer				11
Remaining monthly installment amount				$ 28,366
Donnelley Financial LLC [Member] | Repayment Agreement [Member] | Accrued Expenses and Other Current Liabilities [Member]
Loss Contingencies [Line Items]
Debt instrument fee amount									109,464				$ 109,464
Donnelley Financial LLC [Member] | Repayment Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Debt instrument fee amount				357,025
Donnelley Financial LLC [Member] | Repayment Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Debt instrument fee amount				$ 1,072,148
Verista Partners Inc [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Shares issued to GEM, shares | shares													3,000
Stock issued during period value new issues							$ 66,666
Debt instrument fee amount							$ 196,666
Debt instrument frequency of periodic payment							16
Debt instrument periodic payment													$ 78,437
Debt instrument date of first required payment							Oct. 01, 2024
Remaining monthly installment amount							$ 8,125
Debt instrument fee remaining amount							130,000
Verista Partners Inc [Member] | Repayment Agreement [Member] | Accounts Payable [Member]
Loss Contingencies [Line Items]
Debt instrument fee amount									$ 45,785				$ 45,785
Verista Partners Inc [Member] | Repayment Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Debt instrument fee amount							$ 196,666
Cantor Fitzgerald And Co [Member] | Cantor Fee Agreement [Member] | Seven Gc Co Holdings Inc [Member]
Loss Contingencies [Line Items]
Deferred underwriting fees payable															$ 8,050,000									$ 8,050,000
Deferred underwriting fees forfeit																								4,050,000
Increase decrease in deferred underwriting fees																								$ 4,000,000
J V B Financial Group Llc [Member]
Loss Contingencies [Line Items]
Gain on extinguishment															$ 0
J V B Financial Group Llc [Member] | Amended And Restated Repayment Agreement [Member]
Loss Contingencies [Line Items]
Shares issued to GEM, shares | shares					2,908										2,908
Debt instrument, face amount					$ 115,000
Alco [Member] | Conversion And Settlement [Member]
Loss Contingencies [Line Items]
Gain on extinguishment		$ 4,808,882
Loans payable current			$ 4,711,681
Alco securities, issuance date			Sep. 19, 2024
Grant date fair value of warrants issued			$ 3,687,812
Alco [Member] | Conversion And Settlement [Member] | Pre Funded Warrant [Member]
Loss Contingencies [Line Items]
Grant date fair value of warrants issued			$ 4,080,194
Alco [Member] | Conversion And Settlement [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Shares issued to GEM, shares | shares			28,242
Stock issued during period value new issues			$ 1,098,614
Alco [Member] | Conversion And Settlement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Warrants issued | shares			133,134
Alco [Member] | Conversion And Settlement [Member] | Maximum [Member] | Pre Funded Warrant [Member]
Loss Contingencies [Line Items]
Warrants issued | shares			104,892